ACCOUNTS PAYABLE - Ageing analysis of the trade payable (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
ACCOUNTS PAYABLE
Accounts payable	¥ 6,052,129	$ 865,443	¥ 9,492,629
Up to 3 months
ACCOUNTS PAYABLE
Accounts payable	5,715,186		9,116,991
3 months to 1 year
ACCOUNTS PAYABLE
Accounts payable	94,568		210,375
Over 1 year
ACCOUNTS PAYABLE
Accounts payable	¥ 242,375		¥ 165,263